Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
Other Intangible Assets
As of December 31, 2016 other intangible assets consist of finite-lived other intangible assets. Brands, developed technology, customer relationships and other were mainly obtained from the acquisitions of HMI (2016), Cymer (2013) and Brion (2007).
Finite-lived other intangible assets consist of the following:

(in thousands)	Brands EUR	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	Other EUR	Total EUR
Cost
Balance at January 1, 2015	14,175	61,860	505,676	182,703	2,231	766,645
Additions	—	1,108	—	—	—	1,108
Effect of changes in exchange rates	1,610	—	51,853	19,755	—	73,218
Balance at December 31, 2015	15,785	62,968	557,529	202,458	2,231	840,971
Acquisitions through business combinations	23,601	—	541,663	40,798	573	606,635
Additions	—	250	—	—	14,646	14,896
Transfer from indefinite-lived other intangible assets	—	—	139,426	—	—	139,426
Disposals	—	(1,866)	—	—	—	(1,866)
Effect of changes in exchange rates	809	—	26,063	9,929	4	36,805
Balance at December 31, 2016	40,195	61,352	1,264,681	253,185	17,454	1,636,867

Accumulated amortization
Balance at January 1, 2015	1,125	52,812	102,081	23,983	2,231	182,232
Amortization	774	3,145	36,465	10,790	—	51,174
Effect of changes in exchange rates	143	—	6,723	1,955	—	8,821
Balance at December 31, 2015	2,042	55,957	145,269	36,728	2,231	242,227
Amortization	978	3,124	46,709	11,164	1,539	63,514
Disposals	—	(1,226)	—	—	—	(1,226)
Effect of changes in exchange rates	153	—	7,184	2,090	1	9,428
Balance at December 31, 2016	3,173	57,855	199,162	49,982	3,771	313,943

Carrying amount
December 31, 2015	13,743	7,011	412,260	165,730	—	598,744
December 31, 2016	37,022	3,497	1,065,519	203,203	13,683	1,322,924

The weighted-average amortization period for the total finite-lived other intangible assets acquired, as a result of the acquisition of HMI, is 15.1 years.
The weighted-average amortization period for the finite lived other intangible assets acquired, as a result of the acquisition of HMI, by major intangible asset class is as follows:

(in years)	Brands	Developed technology	Customer relationships

Weighted-average amortization period	20.0	15.0	15.0

Acquired finite-lived other intangible assets are amortized on a straight-line basis not taking into account any residual value.
For more information with respect to business combinations, see Note 2.
As of September 1, 2016, we commenced amortization of our in-process R&D relating to the Cymer acquisition in 2013 and transferred the full amount to developed technology. We determined the amortization period to be 12 years.
During 2016, we recorded amortization charges of EUR 63.5 million (2015: EUR 51.2 million; 2014: EUR 43.9 million) which were recorded in cost of sales for EUR 59.5 million (2015: EUR 49.1 million; 2014: EUR 41.9 million), in R&D costs for EUR 2.5 million (2015: EUR 2.1 million and 2014: EUR 2.0 million) and in SG&A costs for EUR 1.5 million (2015: EUR 0.0 million and 2014: EUR 0.0 million).
Indefinite-lived other intangible assets consist of the following:

(in thousands)	In-process R&D EUR

Carrying amount as of January 1, 2015	139,426
Additions	—
Carrying amount as of December 31, 2015	139,426
Additions	—
Transfer to finite-lived other intangible assets	(139,426)
Carrying amount as of December 31, 2016	—

As of December 31, 2016, there are no indefinite-lived other intangible assets (2015: EUR 139.4 million, which were allocated to RU ASML).
During 2016, 2015 and 2014, we did not record any impairment charges for other intangible assets.
As of December 31, 2016, the estimated amortization expenses for other intangible assets, for the next five years and thereafter, are as follows:

(in thousands)	EUR
2017	108,015
2018	106,827
2019	106,343
2020	105,706
2021	104,752
Thereafter	791,281
Amortization expenses	1,322,924